Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Entity Registrant Name	Zhongchao Inc.
Entity Central Index Key	0001785566
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	E9
Entity File Number	001-39229
Class A Ordinary Shares
Entity Common Stock, Shares Outstanding	16,102,420
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	5,497,715